Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
General and administrative expenses	$ 801,420	$ 683,551	$ 2,154,179	$ 2,250,994	$ 3,730,488	$ 1,776,887
Loss from operations	(801,420)	(683,551)	(2,154,179)	(2,250,994)	(3,730,488)	(1,776,887)
Other income:
Interest income earned on investments held in Trust Account	668,748	3,278,712	2,353,695	9,027,924	11,207,609	3,619,061
Interest expense	(128,012)		(323,197)
Non-redemption agreement expense		(708,400)	(838,825)	(708,400)	(708,400)
Total other income, net	540,736	2,570,312	1,191,673	8,319,524
(Loss) Income before provision for income taxes	(260,684)	1,886,761	(962,506)	6,068,530	6,768,721	1,842,174
Provision for income taxes	(136,342)	(680,171)	(482,369)	(1,866,506)	(2,325,087)	(726,410)
Net (loss) income	$ (397,026)	$ 1,206,590	$ (1,444,875)	$ 4,202,024	$ 4,443,634	$ 1,115,764
Class A Common Stock
Other income:
Basic weighted average shares outstanding (in Shares)	14,349,106	26,386,023	15,182,382	26,026,286	25,873,722	25,732,064
Diluted weighted average shares outstanding (in Shares)	14,349,106	26,386,023	15,182,382	26,026,286	25,873,722	25,732,064
Basic net income (loss) per common stock (in Dollars per share)	$ (0.03)	$ 0.04	$ (0.1)	$ 0.12	$ 0.14	$ 0.03
Diluted net income (loss) per common stock (in Dollars per share)	$ (0.03)	$ 0.04	$ (0.1)	$ 0.12	$ 0.14	$ 0.03
Class B Common Stock
Other income:
Basic weighted average shares outstanding (in Shares)		7,668,422		8,298,408	6,184,019	8,577,355
Diluted weighted average shares outstanding (in Shares)		7,668,422		8,298,408	6,184,019	8,577,355
Basic net income (loss) per common stock (in Dollars per share)		$ 0.04		$ 0.12	$ 0.14	$ 0.03
Diluted net income (loss) per common stock (in Dollars per share)		$ 0.04		$ 0.12	$ 0.14	$ 0.03